Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Statement of Financial Position [Abstract]
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0	0
Preferred stock, shares outstanding	0	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	50,000,000
Common stock, shares outstanding	44,122,091	44,122,091	42,522,091	8,634,210